Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

For the years ended December 31,	2013	2012	2011
Revenues:
U.S. and Latin America:
Traditional	$5,115,941	$4,881,994	$4,553,434
Non-Traditional	962,818	876,119	392,304
Canada	1,185,017	1,140,264	1,056,031
Europe, Middle East and Africa	1,305,012	1,275,074	1,161,514
Asia Pacific	1,610,626	1,557,283	1,488,076
Corporate and Other	138,939	110,177	178,179
Total	$10,318,353	$9,840,911	$8,829,538

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]

For the years ended December 31,	2013	2012	2011
Income (loss) before income taxes:
U.S. and Latin America:
Traditional	$377,586	$374,353	$367,246
Non-Traditional	245,649	268,315	61,673
Canada	164,318	186,971	164,953
Europe, Middle East and Africa	74,553	61,095	69,315
Asia Pacific	(226,665)	51,972	52,739
Corporate and Other	(187)	(23,483)	47,645
Total	$635,254	$919,223	$763,571

Reconciliation Of Interest Expense From Segment To Consolidated [Table Text Block]

For the years ended December 31,	2013	2012	2011
Interest expense:
Corporate and Other	$124,307	$105,348	$102,638
Total	$124,307	$105,348	$102,638

Reconciliation Of Depreciation And Amortization From Segment To Consolidated [Table Text Block]

For the years ended December 31,	2013	2012	2011
Depreciation and amortization:
U.S. and Latin America:
Traditional	$564,359	$555,875	$513,836
Non-Traditional	213,745	225,910	(46,407)
Canada	193,878	182,914	168,874
Europe, Middle East and Africa	55,003	69,002	57,956
Asia Pacific	57,104	154,776	192,552
Corporate and Other	3,490	4,040	9,002
Total	$1,087,579	$1,192,517	$895,813

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

For the years ended December 31,	2013	2012
Assets:
U.S. and Latin America:
Traditional	$13,285,423	$12,615,404
Non-Traditional	11,716,908	12,368,896
Canada	4,103,730	3,764,002
Europe, Middle East and Africa	2,230,568	2,072,804
Asia Pacific	3,597,456	3,311,190
Corporate and Other	4,740,388	6,228,142
Total	$39,674,473	$40,360,438